Business Combination	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combination	Business Combination
As discussed in Note 1, on July 22, 2021, the Company consummated the Business Combination and received net cash proceeds of $510.0 million.
Pursuant to the Business Combination, the following occurred:
•Holders of 10,188 shares of CMLS’s Class A common stock sold in its initial public offering (the “public shares”) exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from CMLS’s initial public offering (the “IPO”), which was approximately $10.00 per share, or $101,880 in aggregate.
•Each share of CMLS’s Class B common stock was automatically converted into common stock of the Company.
•Each share of the Legacy Sema4 Class B common stock was converted into 1/100th of a share of Legacy Sema4 Class A common stock and each share of Legacy Sema4 common stock and preferred stock was canceled and received a portion of the merger consideration, resulting in certain Legacy Sema4 stockholders receiving $230,665,220 of cash and the Legacy Sema4 stockholders receiving an aggregate of 178,336,298 shares of common stock of the Company.
•Pursuant to subscription agreements entered into on February 9, 2021, certain investors agreed to subscribe for an aggregate of 35,000,000 newly-issued shares of common stock at a purchase price of $10.00 per share for an aggregate purchase price of $350,000,000 (the “Prior PIPE Investment”). Concurrently with the closing of the Business Combination, the Company consummated the Prior PIPE Investment.
•After giving effect to the Merger, the redemption of public shares and the conversion of the CMLS Class B common stock as described above, and the consummation of the Prior PIPE Investment, there were 240,190,402 shares of the Company’s common stock issued and outstanding.
The Company recorded $51.8 million of transaction costs which consist of direct, incremental legal, professional, accounting, and other third-party fees that were directly related to the execution of the Merger in additional paid-in capital. Upon consummation of the Merger, $9.0 million of the transaction costs relates to costs incurred by Legacy Sema4 and reclassed to offset against equity from prepaid expense and other current assets.